Summary of Significant Accounting Policies - Schedule of Expected Economic Useful Lives (Details)	Mar. 31, 2025
Property and buildings [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Property and buildings [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Land [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Leasehold improvements [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Equipment and furniture [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Equipment and furniture [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Automobiles [Member] | Minimum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Automobiles [Member] | Maximum [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Software [Member]
Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years